Condensed Statement of Changes in Shareholders’ Deficit (Unaudited) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2022	Dec. 31, 2020
Balance	$ (4,543,927)
Issuance of Class B ordinary shares to Sponsor	25,000
Sale of 7,250,000 Private Placement warrants	7,226,565
Issuance of 143,750 shares to underwriters’ representative	1,437,500
Accretion of Class A ordinary shares carrying value to redemption value	(17,824,049)
Net loss	(372,974)	$ (9,672)
Balance		(9,672)
Additional Paid-in Capital
Balance	0
Issuance of Class B ordinary shares to Sponsor	24,641
Sale of 7,250,000 Private Placement warrants	7,226,565
Issuance of 143,750 shares to underwriters’ representative	1,437,486
Accretion of Class A ordinary shares carrying value to redemption value	(13,662,395)
Accumulated Deficit
Balance	(4,544,300)
Accretion of Class A ordinary shares carrying value to redemption value	(4,161,654)
Net loss	(372,974)	$ (9,672)
Class A | Ordinary Shares
Balance	$ 14
Balance (in Shares)	143,750
Issuance of 143,750 shares to underwriters’ representative	$ 14
Issuance of 143,750 shares to underwriters’ representative (in Shares)	143,750
Class B | Ordinary Shares
Balance	$ 359
Balance (in Shares)	3,593,750
Issuance of Class B ordinary shares to Sponsor	$ 359
Issuance of Class B ordinary shares to Sponsor (in Shares)	3,593,750